Significant Accounting Policies - Earnings/(Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings/(Loss) Per Share:
Other dilutive or potentially dilutive securities	0	0	0